Wells, Pipelines, Properties, Plant and Equipment, Net - Summary of Net Impairment by CGUs (Pemex Industrial Transformation) (Detail) - Industrial Transformation $ in Thousands	9 Months Ended
Sep. 30, 2024 MXN ($)
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Reversal of impairment (impairment)	$ (67,871,770)
Salina Cruz Refinery
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Reversal of impairment (impairment)	(17,468,195)
Minatitlán Refinery
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Reversal of impairment (impairment)	(15,335,373)
Cadereyta Refinery
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Reversal of impairment (impairment)	(10,818,788)
Salamanca Refinery
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Reversal of impairment (impairment)	(6,721,667)
Madero Refinery
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Reversal of impairment (impairment)	(5,445,091)
Fertilizers
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Reversal of impairment (impairment)	(3,238,389)
Ciudad Pemex Gas Processor Complex
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Reversal of impairment (impairment)	(3,177,751)
Tula Refinery
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Reversal of impairment (impairment)	(1,744,025)
Gas Burgos Gas Processor Complex
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Reversal of impairment (impairment)	(1,665,672)
Cactus Gas Processor Complex
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Reversal of impairment (impairment)	(1,321,110)
Morelos Petrochemical Complex
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Reversal of impairment (impairment)	(1,015,359)
Coatzacoalcos Gas Processor Complex
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Reversal of impairment (impairment)	(435,265)
Cangrejera Ethylene Complex
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Reversal of impairment (impairment)	(419,501)
La Venta Gas Processor Complex
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Reversal of impairment (impairment)	(255,446)
Matapionche Gas Processor Complex
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Reversal of impairment (impairment)	(158,745)
Pajaritos Ethylene Complex
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Reversal of impairment (impairment)	(41,370)
Gas Arenque Processor Complex
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Reversal of impairment (impairment)	2,621
Gas Poza Rica Processor Complex
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Reversal of impairment (impairment)	149,459
Nuevo Pemex Gas Processor Complex
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Reversal of impairment (impairment)	$ 1,237,897